Note F - Goodwill and Intangible Assets - Future Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 156
2018	135
2019	114
2020	94
2021	74
Thereafter	97
Total	$ 670